Deferred Charges	12 Months Ended
Dec. 31, 2014
Deferred Charges [Abstract]
Deferred Charges

6.Deferred Charges

Deferred charges consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $13,830 and $12,724 at December 31, 2014 and 2013, respectively, and loan fees, net of accumulated amortization, amounted to $6,360 and $4,607 and at December 31, 2014 and 2013, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net (Note 8).